Investment Securities (Details 2) - U.S. Government securities and U.S. GSE debt securities [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost	$ 58,548,143	$ 49,232,069
Fair Value	$ 52,695,867	$ 43,795,542